Contract Balances - Summary Of Deferred Revenue Under Government Cooperative Arrangements (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue [Abstract]
Current liabilities	¥ 13,770	¥ 17,789
Non-current liabilities	12,370	4,032
Deferred revenue from governments	¥ 26,140	¥ 21,821	¥ 14,999